(front cover)
                                  J.P. Morgan
                             Tax Exempt Bond Fund

                               Semiannual Report
                                January 31, 2001


--------------------------------------------------------------------------------
THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

JANUARY 31, 2001

PRINCIPAL AMOUNT                                                                       VALUE
-----------------------------------------------------------------------------------------------------
MUNICIPALS - 99.2%
GENERAL OBLIGATIONS & HOUSE AUTHORITY - 27.6%
CONNECTICUT - 1.7%
          $  7,240,000  Connecticut, Series 1997 B, 5.88%, 6/15/17            $       7,880,233
             6,655,000  Connecticut, Series 2000 C, 5.25%, 12/15/11                   7,139,018
                                                                          ---------------------------
                                                                                     15,019,251
                                                                          ---------------------------

DISTRICT OF COLUMBIA - 1.3%
            10,645,000  District of Columbia, Series 1993 A,
                           5.80%, 6/1/04                                             11,313,187
                                                                          ---------------------------
FLORIDA - 0.1%
               465,000  Florida State Board of Education Capital
                           Outlay, 7.00%, 6/1/01                                        466,488
                                                                          ---------------------------
GEORGIA - 3.0%
             2,630,000  Fulton County School District, 6.38%, 5/1/14                  3,076,942
            11,000,000  Georgia, Series 1991 D, 3.00%, 11/1/11                        9,696,390
             3,000,000  Georgia, Series 1992 B, 6.30%, 3/1/10                         3,464,880
             6,000,000  Georgia, Series 1995 B, 7.20%, 3/1/07                         7,028,880
             2,500,000  Gwinnett County School District, Series
                           1992 B, 6.40%, 2/1/08                                      2,848,100
                                                                          ---------------------------
                                                                                     26,115,192
                                                                          ---------------------------
       MARYLAND - 0.9%
             5,000,000  Maryland, Series 2000-1, (State & Local
                           Facilities Loan), 5.13%, 8/1/05                            5,281,700
             3,000,000  Maryland, Series 1991-3, 6.40%,
                           7/15/03                                                    3,051,600
                                                                          ---------------------------
                                                                                      8,333,300
                                                                          ---------------------------
MASSACHUSETTS - 1.7%
            14,035,000  Massachusetts, Series 2000 B, 5.75%, 6/1/12                  15,306,711
                                                                          ---------------------------
MINNESOTA - 1.2%
             9,330,000  Minnesota, 5.50%, 6/1/10                                     10,245,366
                                                                          ---------------------------
MISSISSIPPI - 1.4%
            11,210,000  Mississippi, 6.20%, 2/1/08                                   12,556,097
                                                                          ---------------------------
NEW JERSEY - 1.8%
             4,180,000  Jersey City, Series 1996 A, 6.25%, 10/1/11                    4,815,109
            10,000,000  New Jersey, 5.50%, 5/1/07                                    10,859,600
                                                                          ---------------------------
                                                                                     15,674,709
                                                                          ---------------------------
NEW YORK - 0.0%(z)
                50,000  New York, Series 1994 A, 5.75%, 8/1/02                           51,670
                                                                          ---------------------------
NORTH CAROLINA - 1.2%
            10,410,000  North Carolina, Series 2000 A, (Public
                           Improvements), 5.00%, 9/1/04                              10,872,828
                                                                          ---------------------------

PRINCIPAL AMOUNT                                                                       VALUE
-----------------------------------------------------------------------------------------------------

OHIO - 6.8%
         $  17,385,000  Columbus, Series 2000-1, 5.25%,
                          11/15/03 to 11/15/05                                   $   18,309,830
            12,245,000  Columbus, Series 2000-1, 5.50%,
                          11/15/06 to 11/15/11                                       13,345,350
            10,000,000  Ohio, Series 2000 E, (Highway Capital
                          Improvements), 5.63%, 5/1/10                               11,060,599
            10,000,000  Ohio, Series 2000 E, (Highway Capital
                          Improvements), 5.25%, 5/1/04                               10,480,900
             7,000,000  Ohio, Series 1998 C, (Highway Capital
                          Improvements), 4.50%, 5/1/02                                7,096,600
                                                                          ---------------------------
                                                                                     60,293,279
                                                                          ---------------------------
SOUTH CAROLINA - 1.6%
            13,305,000  South Carolina, Series 2001 A, (State
                         School Facilities), 5.00%, 1/1/05                           13,893,746
                                                                          ---------------------------
TENNESSEE - 0.8%
             6,820,000  Knox County, 6.00%, 5/1/12 to 5/1/13                         7,474,925
                                                                          ---------------------------
TEXAS - 2.3%
            12,485,000  Fort Worth Independent School District,
                         (Premium Capital Appreciation), 4.99%,
                         2/15/06(y)                                                   9,729,061
            10,000,000  Texas, Series 1992 C, 5.50%, 4/1/20,
                          Prerefunded at 102% of Par                                 10,418,499
                                                                          ---------------------------
                                                                                     20,147,560
                                                                          ---------------------------
VIRGINIA - 0.4%
             3,650,000  Loudoun County, Series 2000 B, (State Aid
                          Withholding), 5.13%, 1/1/04                                 3,791,912
                                                                          ---------------------------
WASHINGTON - 0.7%
             1,750,000  Washington State, Series 1991 R-92-A,
                          6.30%, 9/1/02                                               1,795,938
             4,000,000  Washington State, Series 1992 B & AT-7,
                          6.40%, 6/1/17                                               4,708,040
                                                                          ---------------------------
                                                                                      6,503,978
                                                                          ---------------------------
WISCONSIN - 0.7%
             5,615,000  Milwaukee Metropolitan Sewerage District,
                          Series 1990 A, 6.70%, 10/1/02                               5,898,445
                                                                          ---------------------------
                                                                                    243,958,644
                                                                          ---------------------------
INSURED - 29.1%
ALASKA - 1.0%
             2,000,000  Anchorage GO, 6.60%, 7/1/02, Prerefunded
                          at 100% of Par(MBIA)                                        2,026,240
             10,000,000  North Slope Boro Alaska, Series 2000 B,
                           5.18%, 6/30/09(MBIA)(y)                                    6,828,300
                                                                          ---------------------------
                                                                                      8,854,540
                                                                          ---------------------------
CALIFORNIA - 2.6%
             5,000,000  California, 5.00%, 12/1/09(FGIC-TCRS)                         5,420,150
             3,000,000  California, 6.50%, 9/1/10(FGIC-TCRS)                          3,569,310
            10,000,000  California, Series 1999, 5.50%,
                          2/1/10(FGIC-TCRS)                                          11,026,900

The Accompanying Notes are an Integral Part of the Financial Statements.    1

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued
JANUARY 31, 2001

PRINCIPAL AMOUNT                                                                       VALUE
-----------------------------------------------------------------------------------------------------
          $  2,500,000  Los Angeles County Public Works Financing
                           Auth. Lease Rev., Series 1996 A, 6.00%,
                           9/1/06(MBIA)                                       $       2,804,000
                                                                          ---------------------------
                                                                                     22,820,360
                                                                          ---------------------------
DISTRICT OF COLUMBIA - 1.5%
             2,600,000  District of Columbia, Series 1992 B, 6.00%,
                           6/1/02, Escrowed to Maturity(MBIA)                         2,682,108
             3,220,000  District of Columbia, Series 1993 A,
                           6.00%, 6/1/07 to 6/1/07, Escrowed
                           to Maturity(MBIA-IBC)                                      3,566,843
             6,795,000  District of Columbia, Series 1993 C, 5.25%,
                           12/1/03, Escrowed to Maturity(FGIC)                        7,074,410
                                                                          ---------------------------
                                                                                     13,323,361
                                                                          ---------------------------
FLORIDA - 0.2%
             2,000,000  Volusia County School District, 6.10%,
                           8/1/02(FGIC)                                               2,065,400
                                                                          ---------------------------
GEORGIA - 0.7%
             5,000,000  Metropolitan Atlanta Rapid Transportation
                           Auth., Series 1992 P, 6.25%, 7/1/11(AMBAC)                 5,809,100
                                                                          ---------------------------
ILLINOIS - 0.4%
             2,810,000  Regional Transportation Auth., Series 1994 D,
                           7.75%, 6/1/07(FGIC)                                        3,365,453
                                                                          ---------------------------
LOUISIANA - 2.0%
            14,425,000  Louisiana, Series 1996 A, 6.00%,
                           8/1/02(FGIC)                                              14,967,092
             4,165,000  New Orleans, (Capital Appreciation), 5.28%,
                           9/1/11(AMBAC)(y)                                           2,546,106
                                                                          ---------------------------
                                                                                     17,513,198
                                                                          ---------------------------
MASSACHUSETTS - 2.3%
            18,620,000  Massachusetts, Series 2000 A, (Grant
                           Anticipation Notes), 5.75%, 12/15/12(FSA)                 20,604,891
                                                                          ---------------------------
MICHIGAN - 2.1%
             3,910,000  Grand Rapids Water Supply System Rev.,
                           5.75%, 1/1/13(FGIC)                                        4,275,741
            13,050,000  Michigan State Hospital Finance Auth.,
                           Series 1999 A, (Ascension Health Credit),
                           6.25%, 11/15/15(MBIA)                                     14,342,865
                                                                          ---------------------------
                                                                                     18,618,606
                                                                          ---------------------------
NEBRASKA - 1.8%
             5,245,000  Nebhelp Inc, Series 1993 A-5B, 6.20%,
                           6/1/13(MBIA)                                               5,499,225
            10,000,000  Nebraska Public Power District, Series
                           1998 A, 5.25%, 1/1/05(MBIA)                               10,462,200
                                                                          ---------------------------
                                                                                     15,961,425
                                                                          ---------------------------
NEVADA - 1.2%
             8,200,000  Clark County School District, Series 1991 A,
                           7.00%, 6/1/11(MBIA)                                        9,927,412
               280,000  Las Vegas-Clark County Library District,
                           Series 1991 B, 6.70%, 8/1/04(FGIC)                           286,849
                                                                          ---------------------------
                                                                                     10,214,261
                                                                          ---------------------------

PRINCIPAL AMOUNT                                                                       VALUE
-----------------------------------------------------------------------------------------------------

NEW JERSEY - 2.1%
          $  4,100,000  New Jersey Economic Development Auth.
                          Rev., Transition Project Sublease, Series A,
                          5.75%, 5/1/11(FSA)                                       $  4,554,034
             7,000,000  New Jersey Economic Development Auth.,
                          Market Transition Facilities Rev., Sr. Lien,
                          Series A, 5.40%, 7/1/02(MBIA)                               7,187,390
             6,000,000  New Jersey State Transportation Trust Fund,
                          Series 1995 B, (Transportation System),
                          6.00%, 6/15/05(MBIA)                                        6,520,620
                                                                          ---------------------------
                                                                                     18,262,044
                                                                          ---------------------------
NEW YORK - 1.2%
                75,000  Monroe County, 6.00%, 6/1/10(AMBAC)                              85,047
            10,000,000  New York State Thruway Auth., Series 2000
                          B-1, 5.50%, 4/1/09(FGIC)                                   10,941,900
                                                                          ---------------------------
                                                                                     11,026,947
                                                                          ---------------------------
OHIO - 1.2%
            10,000,000  Ohio State Turnpike Commission, Series
                          1996 A, 5.50%, 2/15/26, Prerefunded at
                          102% of Par(MBIA)                                           10,912,699
                                                                          ---------------------------
PENNSYLVANIA - 0.4%
             2,360,000  Pennridge School District, 4.45%,
                          8/15/09(FSA State Aid Withholding)                          2,374,538
             1,500,000  Pennsylvania State, Series 1991 A-2,
                          6.50%, 11/1/04, Prerefunded at 101.5%
                          of Par(MBIA)                                                1,556,625
                                                                          ---------------------------
                                                                                      3,931,163
                                                                          ---------------------------
SOUTH CAROLINA - 3.3%
             1,000,000  Piedmont Municipal Power Agency Electric
                          Rev., 6.20%, 1/1/08(MBIA)                                   1,127,060
            15,000,000  Piedmont Municipal Power Agency Electric
                          Rev., 6.75%, 1/1/20(FGIC)                                  18,124,950
            10,310,000  South Carolina GO, Series 2000 A, (State
                          School Facilities), 4.25%, 1/1/15 (FSA State
                          Aid Withholding)                                            9,736,249
                                                                          ---------------------------
                                                                                     28,988,259
                                                                          ---------------------------
TENNESSEE - 0.4%
             3,720,000  Tennessee School Bond Authority, Series
                          1987 A, (GO of Authority), 4.00%, 5/1/12                   3,553,939
                                                                          ---------------------------
TEXAS - 3.4%
            11,135,000  Houston Independent School District, (Capital
                          Appreciation), 4.76%, 8/15/13(PSF-GTD)(y)                  6,013,345
            10,880,000  Humble Independent School District, Series
                          2000 C, (Humble Island), 3.95%, 2/15/16
                          to 2/15/17(PSF-GTD)(y)                                     4,834,402
             8,200,000  San Antonio, Series 1991 B, (Capital
                          Appreciation), 4.64%, 2/1/12(FGIC)(y)                      4,811,760
            12,500,000  Texas Municipal Power Agency Rev.,
                          (Capital Appreciation), 4.76%,
                          9/1/13(MBIA)(y)                                            6,735,750
            10,100,000  Texas Public Building Auth., (Capital
                          Appreciation), 4.21%, 8/1/06(MBIA)(y)                      8,039,701
                                                                          ---------------------------
                                                                                     30,434,958
                                                                          ---------------------------

2    The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued
JANUARY 31, 2001

PRINCIPAL AMOUNT                                                                       VALUE
-----------------------------------------------------------------------------------------------------

UTAH - 0.8%
          $  6,645,000  Intermountain Power Agency Power Supply
                           Rev., Series 1996 C, 6.00%, 7/1/02(MBIA)           $       6,876,246
                                                                          ---------------------------
WASHINGTON - 0.5%
             1,000,000  Pierce County School District No. 320
                           Sumner, 6.60%, 12/1/02, Prerefunded
                           at 100% of Par(MBIA)                                       1,026,490
             1,250,000  Snohomish County School District No. 2
                           Everett, Series 1991 A, 6.70%,
                           12/1/02(MBIA)                                              1,262,825
             2,000,000  Washington Public Power Supply System
                           Rev., Series 1990 C, (Nuclear Project No. 2),
                           7.00%, 7/1/01(FGIC)                                        2,027,220
                                                                          ---------------------------
                                                                                      4,316,535
                                                                          ---------------------------
                                                                                    257,453,385
                                                                          ---------------------------
PREREFUNDED - 6.3%
ALABAMA - 0.1%
             1,000,000  Daphne Special Care Facilities Financing
                           Auth. Rev., Series 1988 A, (Presbyterian
                           Retirement), 7.30%, 8/15/18, Prerefunded
                           at 100% of Par                                             1,020,740
                                                                          ---------------------------
CONNECTICUT - 0.3%
             2,815,000  Connecticut Special Tax Obligation Rev.,
                           Series 1999 A, (Transportation Infrastructure),
                           6.60%, 6/1/04, Prerefunded at 100% of Par                  2,998,116
                                                                          ---------------------------
MICHIGAN - 2.7%
            10,000,000  Detroit Water Supply System Rev., 6.37%,
                           2/15/01, Prerefunded at 102% of Par(FGIC)                 10,583,900
            10,500,000  Michigan State Hospital Finance Auth., Series
                           1995 A, (Genesys Health Systems), 8.13%,
                           10/1/21, Prerefunded at 102% of Par                       12,541,620
                                                                          ---------------------------
                                                                                     23,125,520
                                                                          ---------------------------
MISSOURI - 1.1%
             5,000,000  Missouri State Regional Convention & Sports
                           Complex Auth., Series A, 6.90%, 8/15/21,
                           Prerefunded at 100% of Par                                 5,388,900
             4,000,000  St. Louis County Regional Convention &
                           Sports Complex Auth., Series 1991 B,
                           7.00%, 8/15/21, Prerefunded at 100% of Par                 4,320,720
                                                                          ---------------------------
                                                                                      9,709,620
                                                                          ---------------------------
NEVADA - 1.9%
            15,500,000  Nevada, (Colorado River Community), 6.50%,
                           7/1/24, Prerefunded at 101% of Par                        17,002,415
                                                                          ---------------------------
TEXAS - 0.2%
             1,305,000  Dallas County Flood Control District, 9.25%,
                           4/1/10, Prerefunded at 100% of Par                         1,586,280
                                                                          ---------------------------
                                                                                     55,442,691
                                                                          ---------------------------
PRIVATE PLACEMENT - 4.7%
CALIFORNIA - 0.2%
               353,329  Kawaeh Delta Hospital District, 6.40%, 6/1/14                   377,568
             1,048,640  Kaweah Delta Hospital District, 5.25%, 6/1/14                 1,046,574
                                                                          ---------------------------
                                                                                      1,424,142
                                                                          ---------------------------

PRINCIPAL AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------------------

FLORIDA - 1.2%
          $ 10,250,000  Orlando Utility Commission, 4.48%, 9/1/03                $   10,303,300
                                                                          ---------------------------
ILLINOIS - 0.3%
             3,000,000  Illinois Development Bank, 4.90%, 8/1/28                      3,059,640
                                                                          ---------------------------
NEW YORK - 1.2%
            10,000,000  New York Convention Center Operating
                          Corp. COP, (Yale Building Acquisition),
                          6.50%, 12/1/04                                             10,201,500
                                                                          ---------------------------
PENNSYLVANIA - 0.5%
             4,250,000  Philadelphia Auth. for Industrial Development,
                          4.75%, 1/1/18                                               4,265,385
                                                                          ---------------------------
WISCONSIN - 1.3%
             6,250,000  Wisconsin Health & Educational Facilities,
                          5.70%, 5/1/14                                               6,285,500
             6,250,000  Wisconsin Health & Educational Facilities,
                          5.95%, 5/1/19                                               6,223,563
                                                                          ---------------------------
                                                                                     12,509,063
                                                                          ---------------------------
                                                                                     41,763,030
                                                                          ---------------------------
REVENUE BONDS - 30.6%
ARIZONA - 0.4%
             3,430,000  Arizona Health Facilities Auth., Series 1999 A,
                          (Catholic Healthcare West), 6.13%, 7/1/09                   3,408,940
                                                                          ---------------------------
CALIFORNIA - 1.9%
             2,520,000  California State Department of Water
                          Resources Center Valley Project, Series
                          1992 J-1, (Water systems), 7.00%, 12/1/12                   3,179,660
            13,070,000  California Statewide Community Development
                          Auth., 6.00%, 7/1/09                                       13,243,178
                                                                          ---------------------------
                                                                                     16,422,838
                                                                          ---------------------------
GEORGIA - 0.2%
             1,250,000  Georgia Municipal Electric Auth., Series
                          1997 A, 6.50%, 1/1/12                                       1,439,800
                                                                          ---------------------------
ILLINOIS - 0.9%
             3,770,000  Illinois Health Facilities Auth. Rev., 6.75%,
                          11/15/10                                                    4,077,293
             1,665,000  Illinois Health Facilities Auth. Rev., 6.63%,
                           2/15/12                                                    1,802,895
             1,380,000  Metropolitan Pier & Exposition Auth.
                          Dedicated State Tax Rev., Series 1992 A,
                          8.50%, 6/15/06                                              1,675,154
                                                                          ---------------------------
                                                                                      7,555,342
                                                                          ---------------------------
IOWA - 0.8%
             6,920,000  Iowa Finance Auth., 6.75%, 2/15/15 to 2/15/17                 7,415,378
                                                                          ---------------------------
KENTUCKY - 1.0%
             3,905,000  Kentucky Property & Buildings Commission
                          Rev., 5.75%, 5/1/10                                         4,320,687
             4,450,000  Kentucky Property & Buildings Commission
                          Rev., (Project No. 67), 5.50%, 9/1/09                       4,857,131
                                                                          ---------------------------
                                                                                      9,177,818
                                                                          ---------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.  3

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued
JANUARY 31, 2001

PRINCIPAL AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------------------
MARYLAND - 0.6%
          $  5,435,000  Maryland State Health & Higher Educational
                           Facilities Auth. Rev., (John Hopkins
                           University), 5.75%, 7/1/03                         $       5,705,609
                                                                          ---------------------------
MASSACHUSETTS - 4.1%
             5,650,000  Massachusetts Bay Transportation Auth.,
                           Series 1994 A, (General Transportation
                           System), 7.00%, 3/1/08                                     6,624,682
             6,750,000  Massachusetts Health & Educational Facilities
                           Auth., Series 2000 A, (Harvard University),
                           5.00%, 1/15/07                                             7,135,628
             1,495,000  Massachusetts State College Building Auth.,
                           Series 1994 A, 7.50%, 5/1/11                               1,873,130
             9,500,000  Massachusetts State Water Pollution
                           Abatement, Series 1999 A, (MWRA
                           Program), 6.00%, 8/1/15                                   10,521,060
            10,000,000  Massachusetts State Water Resources Auth.,
                           Series 2000 D, 5.50%, 8/1/09                              10,922,600
                                                                          ---------------------------
                                                                                     37,077,100
                                                                          ---------------------------
MICHIGAN - 3.0%
             2,905,000  Michigan State Hospital Finance Auth.,
                           Series 1997 T, (Mercy Health Services),
                           5.75%, 8/15/04                                             3,026,022
            10,000,000  Michigan State Hospital Finance Auth., Series
                           1999 B, (Ascension Health Credit), 5.30%,
                           11/15/33                                                  10,218,900
             3,755,000  Michigan State Hospital Finance Auth., Series
                           2000 A, (Trinity Health), 5.50%, 12/1/05                   3,871,968
             8,565,000  Michigan State Hospital Finance Auth., Series
                           2000 A, (Trinity Health), 6.00%, 12/1/11
                           to 12/1/12                                                 9,147,482
                                                                          ---------------------------
                                                                                     26,264,372
                                                                          ---------------------------
MINNESOTA - 1.3%
            10,000,000  University of Minnesota, Series 1996 A,
                           5.75%, 7/1/10 to 7/1/15                                   11,115,500
                                                                          ---------------------------
MISSISSIPPI - 0.3%
             2,505,000  Mississippi Higher Education Assistance
                           Corp., Series 1993 B, 5.60%, 9/1/04                        2,595,330
                                                                          ---------------------------
NEW HAMPSHIRE - 0.6%
             4,900,000  New Hampshire Higher Educational & Health
                           Facilities Auth., (Dartmouth College),
                           6.75%, 6/1/07                                              5,651,513
                                                                          ---------------------------
NEW YORK - 1.2%
             8,700,000  Triborough Bridge & Tunnel Auth., 6.63%,
                           1/1/12                                                    10,317,939
                                                                          ---------------------------
NORTH CAROLINA - 1.8%
             8,900,000  North Carolina Municipal Power Agency No. 1
                           Catawba Electric Rev., Series 1999 B,
                           6.13%, 1/1/06                                              9,378,553
             6,275,000  North Carolina Municipal Power Agency No. 1
                           Catawba Electric Rev., Series 1999 B,
                           6.25%, 1/1/07                                              6,686,766
                                                                          ---------------------------
                                                                                     16,065,319
                                                                          ---------------------------

PRINCIPAL AMOUNT                                                                       VALUE
-----------------------------------------------------------------------------------------------------

NORTH DAKOTA - 1.3%
          $ 11,280,000  North Dakota State Housing Finance Agency
                          Mortgage Rev., Series 2000 C, (Housing
                          Finance Program), 5.55%, 1/1/31                           $ 11,500,186
                                                                          ---------------------------
OHIO - 0.4%
             2,585,000  Ohio State Water Development Auth., 9.38%,
                          12/1/10                                                     3,124,826
                                                                          ---------------------------
PENNSYLVANIA - 1.6%
            10,000,000  Clinton County Industrial Development Auth.,
                          Series 1992 A, (International Paper Co.),
                          VRN, 4.73%, 9/1/22                                          9,999,999
             1,310,000  Pennsylvania State Higher Educational
                          Facilities Auth., Series 1995 A, (University
                          of Pennsylvania), 6.50%, 9/1/02                             1,369,160
             2,800,000  Pennsylvania State Higher Educational
                          Facilities Auth., Series 1996 A, (University
                          of Pennsylvania Health Services),
                          6.00%, 1/1/06                                               2,912,084
                                                                          ---------------------------
                                                                                     14,281,243
                                                                          ---------------------------
SOUTH CAROLINA - 1.0%
             5,500,000  South Carolina Jobs-Economic Development
                          Auth. Hospital Facilities Rev., Series 2000 A,
                          (Palmetto Health Alliance), 7.00%, 12/15/10                 5,651,305
             3,000,000  South Carolina Jobs-Economic Development
                          Auth. Hospital Facilities Rev., Series 2000 A,
                          (Palmetto Health Alliance), 7.13%, 12/15/15                 2,977,200
                                                                          ---------------------------
                                                                                      8,628,505
                                                                          ---------------------------
TEXAS - 3.3%
            10,000,000  Brazos River Auth. Rev., Series 1999 A, (Utility
                          Electric Co.), 5.00%, 4/1/33                               10,015,500
            13,000,000  Dallas-Fort Worth International Airport Facility
                          Improvement Corp. Rev., Series 2000 B,
                          (American Airlines), 6.05%, 5/1/29                         13,307,319
             5,875,000  Lubbock Health Facilities Development Corp.,
                          (St. Joseph Health Systems), 5.25%, 7/1/11                  6,000,138
                                                                          ---------------------------
                                                                                     29,322,957
                                                                          ---------------------------
VIRGINIA - 3.9%
             5,000,000  Virginia College Building Auth., 5.75%, 2/1/03                5,198,700
            27,415,000  Virginia Commonwealth Transportation Board,
                          (Federal Highway), 5.50%, 10/1/05
                          to 10/1/08                                                 29,771,104
                                                                          ---------------------------
                                                                                     34,969,804
                                                                          ---------------------------
WASHINGTON - 1.0%
             2,000,000  Washington Public Power Supply System,
                          Series 1990 A, (Project II), 7.25%, 7/1/06                  2,302,180
             1,500,000  Washington Public Power Supply System,
                          Series 1990 C, 7.50%, 7/1/02                                1,538,700
             5,265,000  Washington Public Power Supply System,
                          Series 1991 A, 6.30%, 7/1/01                                5,323,020
                                                                          ---------------------------
                                                                                      9,163,900
                                                                          ---------------------------
                                                                                    271,204,219
                                                                          ---------------------------

4    The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued
JANUARY 31, 2001

PRINCIPAL AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------------------
TAX ANTICIPATION NOTES - 0.9%
CALIFORNIA - 0.9%
          $  8,000,000  Tustin Unified School District Rev.,
                           (Community Facilities 97-1), 6.10%,
                           9/1/02                                             $       8,103,360
                                                                          ---------------------------
TOTAL MUNICIPALS                                                                    877,925,329
                                                                          ---------------------------
   (Cost $843,701,858)

SHORT-TERM INVESTMENTS - 0.8%
INVESTMENT COMPANIES - 0.8%
             7,234,748  J.P. Morgan Institutional Tax Exempt
                           Money Market Fund*                                         7,234,748
                                                                          ---------------------------
   (Cost $7,234,748)
TOTAL INVESTMENT SECURITIES - 100.0%                                               $885,160,077
                                                                          ===========================
   (Cost $850,936,606)

AMBAC - AMBAC Assurance Corporation
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Securities Assurance
GO - General Obligation
IBC - Insured Bond Certificates
MBIA - MBIA Insurance Corp.
PSF - Permanent School Fund
VRN - Variable Rate Note
(y)  Yield to maturity
(z)  Category is less than 0.05% of total investment securities.
 * Affiliated money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc


The Accompanying Notes are an Integral Part of the Financial Statements.    5

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

JANUARY 31, 2001

ASSETS
Investments at Value (Cost $850,936,606)                      $885,160,077
Cash                                                            7,788,886
Dividend and Interest Receivable                               11,248,596
Prepaid Trustees' Fees and Expenses                                 1,327
Prepaid Expenses and Other Assets                                   1,319
                                                             ---------------
TOTAL ASSETS                                                   904,200,205
                                                             ---------------
LIABILITIES
Advisory Fee Payable                                              228,701
Administrative Services Fee Payable                                18,009
Administration Fee Payable                                            226
Fund Services Fee Payable                                             223
Accrued Expenses and Other Liabilities                             62,021
                                                             ---------------
TOTAL LIABILITIES                                                 309,180
                                                             ---------------
NET ASSETS
Applicable to Investors' Beneficial Interest                   $903,891,025
                                                             ===============

6    The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

INVESTMENT INCOME
INCOME
Interest Income                                                     $21,634,029
Dividend Income from Affiliated Investment                              21,056
                                                                   -------------
    Investment Income                                               21,655,085
                                                                   -------------
EXPENSES
Advisory Fee                                                         1,262,929
Administrative Services Fee                                            100,301
Custodian Fees and Expenses                                             73,507
Professional Fees and Expenses                                          23,042
Trustees' Fees and Expenses                                              6,011
Fund Services Fee                                                        5,578
Printing Expenses                                                        4,496
Administration Fee                                                       2,459
Insurance Expenses                                                       1,077
Miscellaneous Expenses                                                      85
                                                                   -------------
    Total Expenses                                                   1,479,485
                                                                   -------------
NET INVESTMENT INCOME                                               20,175,600
                                                                   -------------
REALIZED AND UNREALIZED GAIN
NET REALIZED GAIN ON INVESTMENT TRANSACTIONS                         8,564,956
                                                                   -------------
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS                19,387,241
                                                                   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $48,127,797
                                                                   =============

The Accompanying Notes are an Integral Part of the Financial Statements.    7

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2001
(UNAUDITED) AND THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS                                  2001             2000
FROM OPERATIONS
Net Investment Income                                         $  20,175,600      $  37,684,983
Net Realized Gain (Loss) on Investment Transactions               8,564,956       (13,494,852)
Change in Net Unrealized Appreciation on Investments             19,387,241          6,100,102
                                                            -----------------  -----------------
    Net Increase in Net Assets Resulting from Operations         48,127,797         30,290,233
                                                            -----------------  -----------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Contributions                                                   217,800,376        318,241,114
Withdrawals                                                    (145,960,330)     (386,477,921)
                                                            -----------------  -----------------
    Net Increase (Decrease) from Transactions
      in Shares of Beneficial Interest                          71,840,046       (68,236,807)
                                                            -----------------  -----------------
    Total Increase (Decrease) in Net Assets                     119,967,843       (37,946,574)
                                                            -----------------  -----------------

NET ASSETS
Beginning of Period                                             783,923,182        821,869,756
                                                            ------------------  ----------------
End of Period                                                  $903,891,025       $783,923,182
                                                            ==================  ================

SUPPLEMENTARY DATA
                                   FOR THE SIX
                                  MONTHS ENDED       FOR THE     FOR THE ELEVEN      FOR THE YEARS ENDED AUGUST 31
                                JANUARY 31, 2001    YEAR ENDED   MONTHS ENDED    -------------------------------------
                                   (UNAUDITED)    JULY 31, 2000  JULY 31, 1999     1998     1997     1996     1995
                              ----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
    Net Expenses                  0.35%(a)            0.36%         0.37%(a)       0.37%    0.38%    0.38%     0.42%
    Net Investment Income         4.79%(a)            4.78%         4.49%(a)       4.70%    4.93%    4.92%     5.15%
Portfolio Turnover                 39%(b)              84%           29%(b)         16%      25%       25%       47%

(a) Annualized
(b) Not annualized

8    The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

JANUARY 31, 2001

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--The Tax Exempt Bond Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The Portfolio commenced operations on July 12, 1993. The Portfolio's investment objective is to provide a high level of current income that is exempt from federal income tax consistent with moderate risk of capital. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. At a meeting on November 12, 1998, the Trustees elected to change the Portfolio's fiscal year from August 31 to July 31.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   SECURITY VALUATIONS--Fixed income securities, (other than convertible bonds), with a maturity of 60 days or more held by funds other than money market funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

    SECURITY TRANSACTIONS--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME--Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums

    RESTRICTED AND ILLIQUID SECURITIES--The Portfolio is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult. At the end of the period, the Portfolio had no investments in restricted and illiquid securities (excluding 144A issues).

    INCOME TAX STATUS--The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADVISORY--The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan Chase & Co. Under the terms of the agreement, the Portfolio pays JPMIM at an annual rate of 0.30% of the Portfolio's average daily net assets.

    The Portfolio may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Portfolio investment in an affiliated money market fund.

    ADMINISTRATIVE SERVICES--The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule:

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
JANUARY 31, 2001

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    ADMINISTRATION--The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    FUND SERVICES--The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of PGI.

    TRUSTEES--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' Fees and Expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $1,000.

--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS

    During the six months ended January 31, 2001, the Portfolio purchased $387,674,016 of investment securities and sold $305,924,392 of investment securities other than short-term investments.

--------------------------------------------------------------------------------
4. CREDIT AGREEMENT

    The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 3 of the Fund's Notes to the Financial Statements, which are included elsewhere in this report.

--------------------------------------------------------------------------------
5. CONCENTRATIONS OF RISK

    The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

--------------------------------------------------------------------------------
6. CORPORATE EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Portfolio's Advisor, J.P. Morgan Investment Management, Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the Portfolio's Advisor.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

[back cover]

J.P. MORGAN FUNDS
       Federal Money Market Fund
           ---------------------------------------------------------------------
       Prime Money Market Fund
           ---------------------------------------------------------------------
       Emerging Market Debt Fund
           ---------------------------------------------------------------------
       Tax Aware Enhanced Income Fund:
           Select Shares
           ---------------------------------------------------------------------
       Tax Exempt Money Market Fund
           ---------------------------------------------------------------------
       Short Term Bond Fund
           ---------------------------------------------------------------------
       Bond Fund
           ---------------------------------------------------------------------
       Global Strategic Income Fund
           ---------------------------------------------------------------------
       Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       California Bond Fund:
           Select Shares
           ---------------------------------------------------------------------
       New York Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       Diversified Fund
           ---------------------------------------------------------------------
       Disciplined Equity Fund
           ---------------------------------------------------------------------
       Tax Aware Small Company Opportunities Fund:
           Select Shares
           ---------------------------------------------------------------------
       Tax Aware U.S. Equity Fund:
           Select Shares
           ---------------------------------------------------------------------
       U.S. Equity Fund
           ---------------------------------------------------------------------
       U.S. Small Company Fund
           ---------------------------------------------------------------------
       U.S. Small Company Opportunities Fund
           ---------------------------------------------------------------------
       Emerging Markets Equity Fund
           ---------------------------------------------------------------------
       European Equity Fund
           ---------------------------------------------------------------------
       Global 50 Fund:
           Select Shares
           ---------------------------------------------------------------------
       Global Healthcare Fund:
           Select Shares
           ---------------------------------------------------------------------
       International Equity Fund
           ---------------------------------------------------------------------
       International Opportunities Fund
           ---------------------------------------------------------------------
       For more information on the J.P. Morgan
           Funds, call J.P. Morgan Funds
           Services  at (800) 521-5411.
           ---------------------------------------------------------------------

Morgan Guaranty Trust Company                                    MAILING
500 Stanton Christiana Road                                    INFORMATION
Newark, Delaware 19713-2107

IN-SAN-24963    0102